Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of fixed assets,net

Fixed assets consist of the following:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
Software (ERP Implementation)	€87,800	€87,800
Equipment	61,069	53,445
Total fixed assets	148,869	141,245
Less: accumulated depreciation	(112,263)	(98,323)
Fixed assets, net	€36,606	€42,922